Derivative financial assets and liabilities	12 Months Ended
Dec. 31, 2021
Derivative financial assets and liabilities
Derivative financial assets and liabilities

16    Derivative financial assets and liabilities

The breakdown of financial derivatives is as follows:

2021
Assets
Financial derivatives
Swap Geekie (a)	861
861
Current	301
Non-current	560

2021
Liabilities
Financial derivative
Put option (b)	223,561
223,561
Current	—
Non-current	223,561
(a)	On November 11, 2021, subsidiary Geekie entered into swap contracts to protect a foreign currency loan, with maturities between February 2022 to October 2024, which the active end receives, on average, dollar plus 2.452% per annum and in the liability position it pays, on average, CDI plus 1.7% per annum with fair value receivable of R$861.
(b)	Dragoneer and General Atlantic have a put option to convert their investment in the Company’s senior notes into Class A shares of the Company. The fair value of the put option is calculated using the Black & Scholes method as of December 31, 2021.

The Company recognized an initial put option of US$32,995 separated from the fair value of the total compound financial instrument issued, comprising the senior notes and the put option. Any adjustment to the fair value is recognized as finance income/costs in the statement of income (loss). See Note 15 for further information.